Consolidated Statements of Cash Flows - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net loss	$ (498,999)	$ (315,320,929)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related parties	125,151	9,360
Gain, dividends and interest on marketable securities held in Trust Account	(2,281,259)	(1,160,014)
Change in fair value of warrant liabilities	959,526	310,330,174
Issuance costs allocated to warrant liabilities	319,045
Changes in operating assets and liabilities:
Prepaid expenses	(374,286)	135,645
Accounts payable	186,470	(161,877)
Accrued expenses		4,133,165
Accrued expenses - related party		76,045
Franchise tax payable	87,928	112,072
Income tax payable	479,064	(278,397)
Net cash used in operating activities	(997,360)	(2,124,756)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(314,117,630)
Income released from Trust Account to pay taxes		567,838
Net cash provided by (used in) investing activities	(314,117,630)	567,838
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Repayment of loans from related party	(251,375)
Proceeds received from related party		1,270,000
Proceeds received from initial public offering, gross	314,117,630
Proceeds received from private placement	8,282,353
Offering costs paid	(6,659,897)
Net cash provided by financing activities	315,513,711	1,270,000
Net change in cash	398,721	(286,918)
Cash - beginning of the period		398,721
Cash - end of the period	398,721	111,803
Supplemental disclosure of cashflow activities:
Cash paid for income taxes		$ 480,000
Offering costs included in accounts payable	14,501
Offering costs paid by related party under note payable from related party	126,224
Deferred underwriting commissions	10,924,117
Forfeiture of Class B common stock	$ 78